Financial assets at amortised cost - Debt Securities (Details) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Allowance for impairment losses	£ (3,511)	£ (3,362)
Total debt instruments held	5,434	5,238
Total financial assets at amortised cost	508,946	496,379
Debt securities
Disclosure of financial assets [line items]
Balance	5,244	3,340
Exchange and other adjustments	(6)	63
Additions (repayments)	202	1,870
Assets which have been derecognised	(2)
Financial assets that have been written off	(1)	(29)
Balance	5,437	5,244
Allowance for impairment losses	(3)	(6)
Total debt instruments held	5,434	5,238
Total financial assets at amortised cost	508,946	496,379
Stage 1
Disclosure of financial assets [line items]
Allowance for impairment losses	(713)	(650)
Stage 1 | Debt securities
Disclosure of financial assets [line items]
Balance	5,238	3,291
Exchange and other adjustments	(6)	77
Additions (repayments)	202	1,870
Balance	5,434	5,238
Total debt instruments held	5,434	5,238
Total financial assets at amortised cost	461,418	452,524
Stage 2
Disclosure of financial assets [line items]
Allowance for impairment losses	(1,032)	(1,058)
Stage 2 | Debt securities
Disclosure of financial assets [line items]
Total financial assets at amortised cost	28,233	24,354
Stage 3
Disclosure of financial assets [line items]
Allowance for impairment losses	(1,585)	(1,576)
Stage 3 | Debt securities
Disclosure of financial assets [line items]
Balance	6	49
Exchange and other adjustments		(14)
Assets which have been derecognised	(2)
Financial assets that have been written off	(1)	(29)
Balance	3	6
Allowance for impairment losses	(3)	(6)
Total financial assets at amortised cost	4,862	4,188
Purchased Or Originated Credit Impairment [Member]
Disclosure of financial assets [line items]
Allowance for impairment losses	(181)	(78)
Purchased Or Originated Credit Impairment [Member] | Debt securities
Disclosure of financial assets [line items]
Total financial assets at amortised cost	£ 14,433	£ 15,313